Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 241,250,000	$ 27,860,000	$ 7,750,000	$ 6,460,000	$ 283,320,000
CANADA
Total	77,690,000	400,000	2,070,000		80,160,000
CANADA | City of Flin Flon
Total	2,800,000				2,800,000
CANADA | Kiciwapa Cree Nation
Total			110,000		110,000
CANADA | Lower Similkameen Indian Band
Total		200,000			200,000
CANADA | Mosakahiken Cree Nation
Total			100,000		100,000
CANADA | Provincial Government of British Columbia
Total			530,000		530,000
CANADA | Provincial Government of Manitoba
Total	71,210,000		1,080,000		72,290,000
CANADA | Provincial Government of Saskatchewan
Total			250,000		250,000
CANADA | Town of Crieghton
Total	1,140,000				1,140,000
CANADA | Town of Princeton
Total	510,000				510,000
CANADA | Town of Snow Lake
Total	2,030,000				2,030,000
CANADA | Upper Similkameen Indian Band
Total		200,000			200,000
PERU
Total	163,560,000	27,460,000	4,400,000	6,460,000	201,880,000
PERU | Cusco Regional Government
Total				1,020,000	1,020,000
PERU | Government of Peru
Total	$ 163,560,000	$ 27,460,000	4,310,000	290,000	195,620,000
PERU | Municipal District of Chamaca
Total				2,260,000	2,260,000
PERU | Municipal District of Condoroma
Total				120,000	120,000
PERU | Municipal District of Coporaque
Total				180,000	180,000
PERU | Municipal District of Livitaca
Total				380,000	380,000
PERU | Municipal District of Quinota
Total				270,000	270,000
PERU | Municipal District of Santo Tomas
Total				600,000	600,000
PERU | Municipal District of Torata
Total			90,000		90,000
PERU | Municipal District of Velille
Total				1,250,000	1,250,000
PERU | Provincial municipality of Chumbivilcas
Total				$ 90,000	90,000
UNITED STATES
Total			1,280,000		1,280,000
UNITED STATES | Arizona State Government
Total			400,000		400,000
UNITED STATES | Governement of the United States of America
Total			$ 880,000		$ 880,000